Investment in Affiliates - Additional Information (Detail)	1 Months Ended					12 Months Ended
	Jul. 31, 2015 CNY (¥)	Jul. 31, 2013 CNY (¥)	Feb. 28, 2013 CNY (¥)	Nov. 30, 2012 CNY (¥)	May. 31, 2011 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Investments in and Advances to Affiliates [Line Items]
Income (loss) from equity in affiliates						$ 3,296,299	¥ 21,352,767	¥ 13,583,865	¥ 7,290,800
Kunshan Jingzhao Equity Investment Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture					¥ 4,000,000
Equity Interest ownership					40.00%
Kunshan Vantone Zhengyuan Private Equity Fund Management Co., Ltd
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture				¥ 3,800,000
Equity Interest ownership				15.00%
Wanjia Win-Win Assets Management Co., Ltd.
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture			¥ 21,000,000
Equity Interest ownership			35.00%
Wuhu Bona Film Investment Management Limited
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture		¥ 800,000
Equity Interest ownership		15.00%
Beijing Shengyi Technology And Art Company Limited [Member]
Investments in and Advances to Affiliates [Line Items]
Capital Injected in to a joint venture	¥ 2,700,000
Equity Interest ownership	25.00%
Maximum | Gopher Asset Management Co., Ltd. | Real Estate Funds
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership						170.00%	170.00%
Maximum | Gopher Asset Management Co., Ltd. | Private Equity Funds Products
Investments in and Advances to Affiliates [Line Items]
Equity Interest ownership						500.00%	500.00%